Schedule of Related Parties Transactions (Details) - HCYC Group Company Limited [Member] - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Purchase of referral service	[1]	$ 25,755	$ 37,279
Mr. Kwok Wai Man [Member]
Purchase of referral service	[1]	$ 25,755	$ 37,279

[1]	The Company has entered into agreements with two related parties, Summit Planned Ltd and Mr. Kwok Wai Man, pursuant to which two related parties are obligated to facilitate the Company’s brokerage business by referring potential insurance policyholders to the Company and are entitled with the commissions for the insurance policies bought by those policyholders when they become effective